INVENTORY (Tables)	9 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory

June 30, 2012

Inventory - beginning of period	$5,523
Change in inventory	1,961

Inventory - end of period	$7,484